Filed with the U.S. Securities and Exchange Commission on January 26, 2023

1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	848	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	849	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
 615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (414) 765-4324

Jason F. Hadler
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)
Copy to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 31, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 843 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 15, 2022, and pursuant to Rule 485(a)(2) would have become effective on January 29, 2023.

This Post-Effective Amendment No. 848 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 31, 2023, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 848 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 848 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of January, 2023.

Professionally Managed Portfolios

By: /s/ Jason F. Hadler
Jason F. Hadler
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 848 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	January 26, 2023
Kathleen T. Barr

Eric W. Falkeis*	Trustee	January 26, 2023
Eric W. Falkeis

Steven J. Paggioli*	Trustee	January 26, 2023
Steven J. Paggioli

Ashi S. Parikh*	Trustee	January 26, 2023
Ashi S. Parikh

Cynthia M. Fornelli*	Trustee	January 26, 2023
Cynthia M. Fornelli

/s/Jason F. Hadler	President and Principal	January 26, 2023
Jason F. Hadler	Executive Officer

/s/ Craig Benton	Vice President, Treasurer and Principal	January 26, 2023
Craig Benton	Financial and Accounting Officer

*By: /s/ Carl G. Gee		January 26, 2023
Carl G. Gee, Attorney-In Fact pursuant to Power of Attorney